Stock-Based Compensation Plans (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Summary of the Assumption Used in Determining the Fair Value of Stock Options	A summary of the assumptions used in determining the fair value of stock options follows:

Six months ended June 30, 2020
Expected volatility	27%
Expected option life in years	6.25
Expected dividend yield	0.08%
Risk-free interest rate	1.25%
Weighted-average fair value of stock options	$3.81

Summary of Stock Option Activity
A summary of stock option activity follows:

	Options	Weighted-average exercise price per option	Weighted-average remaining contractual life in years	Aggregate intrinsic value (1)
Outstanding at January 1, 2020	—	$—	—	$—
Granted	6,754,305	11.64	9.65	—
Exercised	—	—	—	—
Forfeited and canceled	—	—	—	—
Outstanding at June 30, 2020	6,754,305	11.64	9.65	$13.0

(1)The aggregate intrinsic value in the table above represents the difference between the Company's most recent valuation and the exercise price of each in-the-money option on the last day of the period presented.

Summary of RSU Activity	A summary of the RSU activity through June 30, 2020 follows:

	Restricted stock units	Weighted-average fair value per unit
Outstanding at January 1, 2020	—	$—
Granted	2,102,604	8.51
Exercised	—	—
Forfeited and canceled	(8,823)	8.50
Outstanding at June 30, 2020	2,093,781	8.51